Related Party Transactions (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Accounts Payable [Member]	Mar. 31, 2013 Accounts Payable [Member]	Mar. 31, 2012 Directors and Officers [Member]	Dec. 31, 2012 Directors and Officers [Member]	Dec. 31, 2011 Directors and Officers [Member]	Mar. 31, 2013 Directors and Officers [Member] Accounts Payable [Member]	Mar. 31, 2013 Officer [Member] Residential Lease [Member]	Dec. 31, 2012 Officer [Member] Residential Lease [Member]	Dec. 31, 2012 Officer [Member] Utilities [Member]	Dec. 31, 2012 Officer [Member] Expenses [Member]	Mar. 31, 2013 Officer [Member] Travel, lodging and meals [Member]	Dec. 31, 2012 Officer/Director [Member]	Mar. 31, 2013 Residential Lease [Member] Officer [Member]	Dec. 31, 2012 Residential Lease [Member] Officer [Member]
Shares issued for compensation	900,000	900,000	600,000			900,000	900,000	600,000
Related Party Transaction, Amounts of Transaction				$ 239,469									$ 8,700			$ 10,996	$ 9,000
Related Party Transaction, Due to Related Party															39,200
Repayments to Related Party										4,068	16,498	8,482	12,844	9,810
Stock issued during period settlement of debt				767,500
Accounts Payable, Related Parties				$ 173,205					$ 173,205
Shares unissued				417,500	417,500